RENTAL INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2026
Rental Income Net Abstract
Schedule of Rental Income	Rental income for the six months ended June 30, 2026 and 2025 consisted of the following:
	2026	2025
Rental income	$147,740	$131,147
Rental expense	(60,842)	(53,372)
Total rental income, net	$86,898	$77,775